Accrued Expenses, Note: Schedule of Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Accrued Expenses

	2013	2012	2011
Sales Tax Payable	$11,802	$95,104	$178,224
Credit Cards Payable	85,015	173,263	181,318
Accrued Interest Payable	188,419	57,187	-
Payroll Taxes Payable	11,852	155,464	19,348
Other	125,368	32,396	8,000
Total	$422,456	$513,414	$386,890